OTHER INVESTMENTS - Key observable/unobservable inputs (Details) - R / kg	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Rand Refinery Proprietary Limited ("Rand Refinery")
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Forecast average gold price	1,209,686	1,060,562
Forecast average silver price	15,142	13,460
Average South African CPI	4.50%	4.50%
South African long-term government bond rate	9.92%	10.51%
Terminal growth rate | Rand Refinery Proprietary Limited ("Rand Refinery")
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, investments in other entities, percentage	0.045	0.045
Weighted average cost of capital | Rand Refinery Proprietary Limited ("Rand Refinery")
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, investments in other entities, percentage	0.170	0.170
Discount period | Investment in Prestige Bullion
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, investments in other entities, years	9 years	10 years
Cost of equity | Investment in Prestige Bullion
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, investments in other entities, percentage	0.170	0.170